Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Temporary Equity [Line Items]
Summary of Redeemable Convertible Preferred Stock
At June 30, 2021 and December 31, 2020, redeemable convertible preferred stock consisted of the following (in thousands except share amounts):

	June 30, 2021
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Issuance Price Per Share	Conversion Price Per Share	Carrying Value	Liquidation Preference
Series Seed	10,220,000	10,220,000	$0.3572	$0.3572	$3,651	$3,651
Series A	23,298,748	23,298,748	1.1374	1.1374	26,371	26,500
Series B	76,806,060	76,469,756	2.3788	2.3788	181,592	181,906
Series C	43,485,135	43,485,135	3.7944	3.7944	157,078	165,000

Total	153,809,943	153,473,639			$368,692	$377,057

	December 31, 2020
	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Issuance Price Per Share	Conversion Price Per Share	Carrying Value	Liquidation Preference
Series Seed	10,220,000	10,220,000	$0.3572	$0.3572	$3,651	$3,651
Series A	23,298,748	23,298,748	1.1374	1.1374	26,371	26,500
Series B	76,806,060	76,469,756	2.3788	2.3788	181,592	181,906
Series C	39,531,941	39,531,941	3.7944	3.7944	142,078	150,000

Total	149,856,749	149,520,445			$353,692	$362,057

At December 31, 2020 and 2019, redeemable convertible preferred stock consisted of the following (in thousands except share amounts):

	Preferred Shares Authorized	Preferred Shares Issued and Outstanding	Issuance Price Per Share	Conversion Price Per Share	Carrying Value	Liquidation Preference
Series Seed	10,220,000	10,220,000	$0.3572	$0.3572	$3,651	$3,651
Series A	23,298,748	23,298,748	1.1374	1.1374	26,371	26,500
Series B	76,806,060	76,469,756	2.3788	2.3788	181,592	181,906
Series C	39,531,941	39,531,941	3.7944	3.7944	142,078	150,000

Total	149,856,749	149,520,445			$353,692	$362,057